AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 92.4%
Asset-Backed Securities — 23.7%
Automobiles — 0.4%
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	12	$12,471
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.446%(c)	08/15/29	2	1,606
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	12	11,766
			25,843
Collateralized Loan Obligations — 20.9%
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.523%(c)	01/16/30	250	250,183
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.482%(c)	04/22/30	249	248,598
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.071%(c)	04/15/27	203	202,914
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.444%(c)	10/20/30	250	250,094
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.523%(c)	07/17/26	56	55,599
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.531%(c)	04/15/30	244	244,343
			1,251,731
Equipment — 1.8%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	54	54,255
Series 2019-B, Class A2, 144A
2.070%	10/12/22	55	55,666
			109,921
Student Loan — 0.6%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	35	35,513

Total Asset-Backed Securities (cost $1,421,693)			1,423,008
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 20.8%
BANK,
Series 2017-BNK07, Class A1
1.984%	09/15/60	27	$26,635
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	130	130,709
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A1
1.965%	06/15/50	1	1,340
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	100	107,557
Series 2016-C02, Class A1
1.499%	08/10/49	26	26,233
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	4	3,672
Series 2014-GC22, Class A3
3.516%	06/10/47	223	223,910
Series 2015-GC32, Class A3
3.498%	07/10/48	100	106,769
Series 2017-GS07, Class A1
1.950%	08/10/50	108	108,896
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	216	218,486
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	150	161,072
Series 2017-C33, Class A1
2.031%	05/15/50	42	42,358
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	87	87,519

Total Commercial Mortgage-Backed Securities (cost $1,221,569)			1,245,156
Corporate Bonds — 31.3%
Auto Manufacturers — 1.7%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	100	104,158
Banks — 3.7%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	80	87,511
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	60	65,315
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	65	70,389
			223,215
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AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 1.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	95	$108,452
Electric — 4.4%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	125	134,484
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	115	127,366
			261,850
Healthcare-Products — 1.9%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	100	111,079
Healthcare-Services — 3.6%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	110	123,506
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24	85	91,042
			214,548
Insurance — 1.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	14	15,117
4.569%	02/01/29	46	53,339
			68,456
Media — 2.2%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	125	133,510
Multi-National — 3.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	185	191,403
Oil & Gas — 2.0%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	110	118,964
Pharmaceuticals — 3.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/22	50	51,155
Cigna Corp.,
Gtd. Notes
4.500%	02/25/26	90	102,240
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	70	$75,307
			228,702
Real Estate Investment Trusts (REITs) — 1.8%
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	100	110,024

Total Corporate Bonds (cost $1,724,287)			1,874,361
Sovereign Bond — 3.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	217,039
(cost $199,176)
U.S. Treasury Obligations — 13.0%
U.S. Treasury Bonds
3.625%	02/15/44(k)	375	461,367
U.S. Treasury Notes
2.125%	05/15/25(k)	300	317,555

Total U.S. Treasury Obligations (cost $833,214)			778,922

Total Long-Term Investments (cost $5,399,939)			5,538,486

	Shares
Short-Term Investment — 6.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $379,062)(wb)	379,062	379,062

TOTAL INVESTMENTS—98.7% (cost $5,779,001)		5,917,548

Other assets in excess of liabilities(z) — 1.3%		77,127

Net Assets — 100.0%		$5,994,675

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps

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AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
6	10 Year U.S. Ultra Treasury Notes	Jun. 2021	$862,125	$(30,397)
Short Positions:
8	2 Year U.S. Treasury Notes	Jun. 2021	1,765,812	1,169
9	5 Year U.S. Treasury Notes	Jun. 2021	1,110,586	5,639
11	10 Year U.S. Treasury Notes	Jun. 2021	1,440,312	37,876
2	20 Year U.S. Treasury Bonds	Jun. 2021	309,188	14,395
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	181,219	10,686
				69,765
				$39,368
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
6,070	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	$306,186	$343,328	$37,142

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3